CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive loss (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Parent Company Statements Of Operations And Comprehensive Loss
Revenue	¥ 85,048,921	$ 12,161,834	¥ 42,069,270
Cost of revenue	56,571,163	8,089,569	28,714,468
Gross profit	28,477,758	4,072,265	13,354,802
General and administrative expenses	28,677,355	4,100,807	24,038,744
Loss from operations	(12,442,661)	(1,779,277)	(26,899,782)
Gain (loss) in fair value changes of warrants liability	584	84	(10,327)	$ 1,415
Other income (expenses)	(75,885)	(10,851)	(80,945)
Foreign currency translation adjustment	(3,571,396)	(510,703)	1,207,501
Comprehensive loss attributable to Recon Technology, Ltd	(9,394,411)	(1,343,384)	(19,380,828)
RECON TECHNOLOGY LTD
Parent Company Statements Of Operations And Comprehensive Loss
General and administrative expenses	14,659,390	2,096,265	11,962,691
Loss from operations	(14,659,390)	(2,096,265)	(11,962,691)
Gain (loss) in fair value changes of warrants liability	584	84	(10,327)
Other income (expenses)	2,974,599	425,362	5,846,562
Equity in earnings of subsidiaries, VIEs and VIEs' subsidiaries	5,861,192	838,139	(14,461,878)
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs' subsidiaries	(3,571,396)	(510,703)	1,207,501
Comprehensive loss attributable to Recon Technology, Ltd	¥ (9,394,411)	$ (1,343,383)	¥ (19,380,833)